Taxes - Provision by Taxing Jurisdiction (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
U.S. federal
Current	$ (342)	$ 2,388	$ 186
Deferred	1,377	77	(746)
Total	1,035	2,465	(560)
U.S. state and local
Current	127	55	244
Deferred	(292)	28	(44)
Total	(165)	83	200
Non-U.S.
Current	2,135	3,891	988
Deferred	(386)	(797)	(179)
Total	1,749	3,094	809
Total continuing operations provision for income taxes	2,619	5,642	449
Discontinued operations provision for/(benefit from) income taxes	2	(3)	(2)
Provision for social security, real estate, personal property and other taxes	3,322	3,434	3,417
Total taxes included in net income	$ 5,943	$ 9,073	$ 3,864